Income Taxes - Summary Of Deferred Tax Assets And Liabilities (Detail) ¥ in Thousands, $ in Thousands	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
Deferred tax assets:
Net operating loss carryforwards	¥ 1,764,967	$ 12,979	¥ 1,020,469
Asset retirement obligation	11,710	86	7,948
Operating lease liability	21,400	157	371,091
Accrued expenses	8,489	62	19,341
Accounts payable	8,602	63	0
Other	1,369	11	69
Gross deferred tax assets	1,816,537	13,358	1,418,918
Less: valuation allowance	(1,796,208)	(13,208)	(1,047,918)
Total deferred tax assets	20,329	150	371,000
Deferred tax liabilities:
Operating lease right-of-use assets, net	(13,407)	(99)	(363,253)
Property and equipment	(7,753)	(57)	(8,578)
Gross deferred tax liabilities	(21,160)	(156)	(371,831)
Net deferred tax liabilities	¥ (831)	$ (6)	¥ (831)